CONSOLIDATED BALANCE SHEETS - Pegasus Digital Mobility Acquisition Corp - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 341,872	$ 428,967
Prepaid expenses	53,599	61,381
Total current assets	395,471	490,348
Non-current assets:
Cash and Marketable Securities held in Trust Account	50,081,776	230,595,291
Total non-current assets	50,081,776	230,595,291
Total Assets	50,477,247	231,085,639
Current liabilities:.
Accounts payable	1,045,812	297,739
Accrued expenses	2,756,930	469,749
Due to related party	369,472	200,530
Promissory note - related party	6,920,390
Total current liabilities	11,092,604	968,018
Non-current liabilities:
Warrant liabilities	1,460,700	498,623
Deferred underwriting commissions	2,441,250	7,875,000
Total non-current liabilities	3,901,950	8,373,623
Total Liabilities	14,994,554	9,341,641
Commitments and Contingencies (Note 5)
Shareholders' Deficit:
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	0	0
Accumulated deficit	(14,599,646)	(8,851,856)
Total Shareholders' Deficit	(14,599,083)	(8,851,293)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	50,477,247	231,085,639
Class A ordinary shares subject to possible redemption
Non-current liabilities:
Class A ordinary shares subject to possible redemption, 5,003,218 and 22,500,000 shares issued and outstanding at redemption value as of September 30, 2023 and December 31, 2022, respectively	50,081,776	230,595,291
Class A ordinary shares not subject to possible redemption
Shareholders' Deficit:
Common stock value	0	0
Class B ordinary shares
Shareholders' Deficit:
Common stock value	$ 563	$ 563